Retail | Delaware Healthcare Fund
What is the Fund's investment objective?
Delaware Healthcare Fund seeks maximum long-term capital growth through capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this statutory prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Healthcare Fund	A	C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	If you redeem Class C shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 1.00%.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Healthcare Fund		A	C	R
Management Fees		0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.30%	1.00%	0.60%
Other Expenses		1.44%	1.44%	1.44%
Total annual fund operating expenses		2.59%	3.29%	2.89%
Fee waivers and expense reimbursements	[1]	(0.99%)	(0.94%)	(1.04%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.60%	2.35%	1.85%
[1]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.35% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Healthcare Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	728	1,245	1,788	3,262
C	338	925	1,636	3,522
R	188	797	1,432	3,140

Expense Example, No Redemption Delaware Healthcare Fund (USD $)	1 Year	3 Years	5 Years	10 Years
C	238	925	1,636	3,522

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 199% of the average value of its portfolio.

What are the Fund's principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce, or distribute products or services related to the healthcare or medical industries and derive a substantial portion, that is, more than 50%, of their sales from products and services in the healthcare industry (80% policy). These products and services include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies, and healthcare information and service providers. The Fund invests in U.S. and non-U.S. companies across all market capitalizations. The Fund may, from time to time, invest a significant portion of its assets in non-U.S. companies. The Fund may also invest in companies located in emerging markets. The Fund's investment objective and 80% policy are nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.
Healthcare risk - The risk that the value of a fund's shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Currency risk - The risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Nondiversification risk - A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if it were fully diversified.
Futures and options risk - The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How has Delaware Healthcare Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 22.95% for the quarter ended September 30, 2009 and its lowest quarterly return was -12.50% for the quarter ended June 30, 2010. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highlest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Healthcare Fund	1 Year	Since Inception
A After Taxes on Distibutions	6.87%	11.76%
A After Taxes on Distibutions and Sale of Fund Shares	5.92%	10.90%
A	9.14%	14.98%
C		14.09%
R		14.60%
Russell 3000(R) Healthcare Index (reflects no deduction for fees, expenses, or taxes)	5.86%	(0.34%)

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Institutional | Delaware Healthcare Fund
What is the Fund's investment objective?
Delaware Healthcare Fund seeks maximum long-term capital growth through capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Healthcare Fund		Institutional
Management Fees		0.85%
Distribution and service (12b-1) fees		none
Other Expenses		1.44%
Total annual fund operating expenses		2.29%
Fee waivers and expense reimbursements	[1]	(0.94%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.35%
[1]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.35% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Healthcare Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	137	625	1,140	2,553

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 199% of the average value of its portfolio.

What are the Fund's principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce, or distribute products or services related to the healthcare or medical industries and derive a substantial portion, that is, more than 50%, of their sales from products and services in the healthcare industry (80% policy). These products and services include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies, and healthcare information and service providers. The Fund invests in U.S. and non-U.S. companies across all market capitalizations. The Fund may, from time to time, invest a significant portion of its assets in non-U.S. companies. The Fund may also invest in companies located in emerging markets. The Fund's investment objective and 80% policy are nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.
Healthcare risk - The risk that the value of a fund's shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Currency risk - The risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Nondiversification risk - A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if it were fully diversified.
Futures and options risk - The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How has Delaware Healthcare Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past two calendar years. The table shows the average annual returns of the Institutional Class shares for the 1-year and lifetime periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would have been lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, Institutional Class's highest quarterly return was 22.95% for the quarter ended September 30, 2009 and its lowest quarterly return was -12.31% for the quarter ended June 30, 2010.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Healthcare Fund	1 Year	Since Inception
Institutional After Taxes on Distibutions	13.61%	13.86%
Institutional After Taxes on Distibutions and Sale of Fund Shares	10.43%	12.77%
Institutional	16.10%	17.17%
Russell 3000(R) Healthcare Index (reflects no deduction for fees, expenses, or taxes)	5.86%	(0.34%)

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Retail | Delaware Global Real Estate Securities Fund
What is the Fund's investment objective?
Delaware Global Real Estate Securities Fund seeks maximum long-term total return through a combination of current income and capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Global Real Estate Securities Fund	A	C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	If you redeem Class C shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 1.00%.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Global Real Estate Securities Fund		A	C	R
Management Fees		0.99%	0.99%	0.99%
Distribution and service (12b-1) fees		0.30%	1.00%	0.60%
Other Expenses		6.01%	6.01%	6.01%
Total annual fund operating expenses		7.30%	8.00%	7.60%
Fee waivers and expense reimbursements	[1]	(5.85%)	(5.80%)	(5.90%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.45%	2.20%	1.70%
[1]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Global Real Estate Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	714	2,106	3,435	6,500
C	323	1,819	3,320	6,697
R	173	1,702	3,154	6,464

Expense Example, No Redemption Delaware Global Real Estate Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
C	223	1,819	3,320	6,697

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 245% of the average value of its portfolio.

What are the Fund's principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate-related sectors (the 80% policy). The Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies in emerging markets countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the investment manager, in which case the Fund would invest at least 30% of its net assets in securities of non-U.S. issuers. This policy is in addition to the 80% policy. The Fund's investment objective and 80% policy will be nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investment not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that securities or industries in a certain market - like the stock or bond market - will decline in value because of economic conditions, future expectations, or investor confidence.
Real estate industry risk - These risks include among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and defaults by borrowers. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Code and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.
Currency risk - The risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Interest rate risk - The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.
Nondiversification risk - A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if it were fully diversified.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

How has Delaware Global Real Estate Securities Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 30.77% for the quarter ended June 30, 2009 and its lowest quarterly return was -30.34% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarters or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Global Real Estate Securities Fund	1 Year	Since Inception
A After Taxes on Distibutions	9.18%	(11.42%)
A After Taxes on Distibutions and Sale of Fund Shares	7.00%	(9.15%)
A	10.80%	(10.08%)
C		13.34%
R		13.77%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	20.40%	(7.30%)

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Institutional | Delaware Global Real Estate Securities Fund
What is the Fund's investment objective?
Delaware Global Real Estate Securities Fund seeks maximum long-term total return through a combination of current income and capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Global Real Estate Securities Fund		Institutional
Management Fees		0.99%
Distribution and service (12b-1) fees		none
Other Expenses		6.01%
Total annual fund operating expenses		7.00%
Fee waivers and expense reimbursements	[1]	(5.80%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.20%
[1]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Global Real Estate Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	122	1,547	2,914	6,102

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 245% of the average value of its portfolio.

What are the Fund's principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate-related sectors (the 80% policy). The Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies in emerging markets countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the investment manager, in which case the Fund would invest at least 30% of its net assets in securities of non-U.S. issuers. This policy is in addition to the 80% policy. The Fund's investment objective and 80% policy will be nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investment not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that securities or industries in a certain market - like the stock or bond market - will decline in value because of economic conditions, future expectations, or investor confidence.
Real estate industry risk - These risks include among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and defaults by borrowers. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Code and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.
Currency risk - The risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Interest rate risk - The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.
Nondiversification risk - A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if it were fully diversified.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

How has Delaware Global Real Estate Securities Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, Institutional Class's highest quarterly return was 30.77% for the quarter ended June 30, 2009, and its lowest quarterly return was -30.34% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Global Real Estate Securities Fund	1 Year	Since Inception
Institutional After Taxes on Distibutions	15.95%	(9.77%)
Institutional After Taxes on Distibutions and Sale of Fund Shares	11.50%	(7.80%)
Institutional	17.73%	(8.39%)
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	20.40%	(7.30%)

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Retail | Delaware Smid Cap Growth Fund
What is the Fund's investment objective?
Delaware Smid Cap Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Smid Cap Growth Fund	A	B		C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]
If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Smid Cap Growth Fund		A	B	C	R
Management Fees		0.74%	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.60%
Other Expenses	[1]	0.46%	0.46%	0.46%	0.46%
Total annual fund operating expenses		1.50%	2.20%	2.20%	1.80%
Fee waivers and expense reimbursements	[2]	(0.08%)	(0.08%)	(0.08%)	(0.18%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.42%	2.12%	2.12%	1.62%
[1]	"Other expenses" have been restated to reflect the Fund's share of the expenses associated with the reorganization of the Delaware Trend® Fund into the Fund.
[2]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.12% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended rate of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Smid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	711	1,014	1,339	2,256
B	615	955	1,397	2,351
C	315	680	1,172	2,528
R	165	549	958	2,101

Expense Example, No Redemption Delaware Smid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B	215	680	1,172	2,351
C	215	680	1,172	2,528

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 139% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. We particularly seek small- to mid-sized companies. For purposes of the Fund, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index. As of the latest reconstitution on Jun 25, 2010, the average market capitalization of a company in the Russell 2500 Growth Index was approximately  $1.232 billion and the median market capitalization was approximately  $720 million. The Index had a total market capitalization range of approximately  $12 million to  $9.105 billion.
Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% Policy). The Fund's 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.
Using a bottom-up approach, we seek to select securities of companies that we believe have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping us identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.
Company size risk - The risk that prices of small- and medium-sized companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines. Small company risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.
Limited number of stocks risk - The possibility that a single security's increase or decrease in value may have a greater impact on the fund's value and total return because the fund may hold larger positions in fewer securities than other funds.
Futures and options risk - The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Interest rate risk - The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Credit risk - The possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds rated below investment grade are particularly subject to this risk.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How has Delaware Smid Cap Growth Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance . Effective January 21, 2010, the Fund transitioned to invest primarily in common stocks of small-to-medium-sized, growth-oriented companies whose total market capitalization at the time of investment is within the range of the Russell 2500 Growth Index. Prior to this time, the Fund invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap® Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 23.28% for the quarter ended December 31, 2001 and its lowest quarterly return was -25.85% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Smid Cap Growth Fund	1 Year	5 Years	10 Years
A After Taxes on Distibutions	25.26%	3.52%	2.36%
A After Taxes on Distibutions and Sale of Fund Shares	18.00%	3.73%	2.43%
A	27.24%	4.83%	3.07%
B	27.24%	5.05%	3.11%
C	33.04%	5.29%	2.93%
R	34.68%	5.85%	9.37%
Russell 2500(R) Growth Index (reflects no deduction for fees, expenses, or taxes)	28.86%	5.63%	4.19%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Institutional | Delaware Smid Cap Growth Fund
What is the Fund's investment objective?
Delaware Smid Cap Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Smid Cap Growth Fund		Institutional
Management Fees		0.74%
Distribution and service (12b-1) fees		none
Other Expenses	[1]	0.46%
Total annual fund operating expenses		1.20%
Fee waivers and expense reimbursements	[2]	(0.08%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.12%
[1]	"Other expenses" have been restated to reflect the Fund's share of the expenses associated with the reorganization of the Delaware Trend® Fund into the Fund.
[2]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.12% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Smid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	5,208	5,191	5,172	5,118

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 139% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. We particularly seek small- to mid-sized companies. For purposes of the Fund, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index. As of the latest reconstitution on Jun 25, 2010, the average market capitalization of a company in the Russell 2500 Growth Index was approximately  $1.232 billion and the median market capitalization was approximately  $720 million. The Index had a total market capitalization range of approximately  $12 million to  $9.105 billion.
Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% Policy). The Fund's 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.
Using a bottom-up approach, we seek to select securities of companies that we believe have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping us identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.
Company size risk - The risk that prices of small- and medium-sized companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines. Small company risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.
Limited number of stocks risk - The possibility that a single security's increase or decrease in value may have a greater impact on the fund's value and total return because the fund may hold larger positions in fewer securities than other funds.
Futures and options risk - The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Interest rate risk - The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Credit risk - The possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds rated below investment grade are particularly subject to this risk.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How has Delaware Smid Cap Growth Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past 10 calendar years. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.
Effective January 21, 2010, the Fund transitioned to invest primarily in common stocks of small-to-medium-sized, growth-oriented companies whose total market capitalization at the time of investment is within the range of the Russell 2500 Growth Index. Prior to this time, the Fund invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap® Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 23.43% for the quarter ended December 31, 2001 and its lowest quarterly return was -25.76% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Smid Cap Growth Fund	1 Year	5 Years	10 Years
Institutional After Taxes on Distibutions	33.46%	5.17%	3.34%
Institutional After Taxes on Distibutions and Sale of Fund Shares	23.31%	5.11%	3.26%
Institutional	35.43%	6.39%	3.99%
Russell 2500(R) Growth Index (reflects no deduction for fees, expenses, or taxes)	28.86%	5.63%	4.19%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Institutional | Delaware Smid Cap Growth Fund
What is the Fund's investment objective?
Delaware Smid Cap Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Smid Cap Growth Fund		Institutional
Management Fees		0.74%
Distribution and service (12b-1) fees		none
Other Expenses	[1]	0.46%
Total annual fund operating expenses		1.20%
Fee waivers and expense reimbursements	[2]	(0.08%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.12%
[1]	"Other expenses" have been restated to reflect the Fund's share of the expenses associated with the reorganization of the Delaware Trend® Fund into the Fund.
[2]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.12% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Smid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	5,208	5,191	5,172	5,118

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 139% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. We particularly seek small- to mid-sized companies. For purposes of the Fund, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index. As of the latest reconstitution on Jun 25, 2010, the average market capitalization of a company in the Russell 2500 Growth Index was approximately  $1.232 billion and the median market capitalization was approximately  $720 million. The Index had a total market capitalization range of approximately  $12 million to  $9.105 billion.
Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% Policy). The Fund's 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.
Using a bottom-up approach, we seek to select securities of companies that we believe have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping us identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.
Company size risk - The risk that prices of small- and medium-sized companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines. Small company risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.
Limited number of stocks risk - The possibility that a single security's increase or decrease in value may have a greater impact on the fund's value and total return because the fund may hold larger positions in fewer securities than other funds.
Futures and options risk - The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Interest rate risk - The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Credit risk - The possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds rated below investment grade are particularly subject to this risk.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How has Delaware Smid Cap Growth Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past 10 calendar years. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.
Effective January 21, 2010, the Fund transitioned to invest primarily in common stocks of small-to-medium-sized, growth-oriented companies whose total market capitalization at the time of investment is within the range of the Russell 2500 Growth Index. Prior to this time, the Fund invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap® Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 23.43% for the quarter ended December 31, 2001 and its lowest quarterly return was -25.76% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Smid Cap Growth Fund	1 Year	5 Years	10 Years
Institutional After Taxes on Distibutions	33.46%	5.17%	3.34%
Institutional After Taxes on Distibutions and Sale of Fund Shares	23.31%	5.11%	3.26%
Institutional	35.43%	6.39%	3.99%
Russell 2500(R) Growth Index (reflects no deduction for fees, expenses, or taxes)	28.86%	5.63%	4.19%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Institutional | Delaware Global Real Estate Securities Fund
What is the Fund's investment objective?
Delaware Global Real Estate Securities Fund seeks maximum long-term total return through a combination of current income and capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Global Real Estate Securities Fund		Institutional
Management Fees		0.99%
Distribution and service (12b-1) fees		none
Other Expenses		6.01%
Total annual fund operating expenses		7.00%
Fee waivers and expense reimbursements	[1]	(5.80%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.20%
[1]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Global Real Estate Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	122	1,547	2,914	6,102

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 245% of the average value of its portfolio.

What are the Fund's principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate-related sectors (the 80% policy). The Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies in emerging markets countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the investment manager, in which case the Fund would invest at least 30% of its net assets in securities of non-U.S. issuers. This policy is in addition to the 80% policy. The Fund's investment objective and 80% policy will be nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investment not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that securities or industries in a certain market - like the stock or bond market - will decline in value because of economic conditions, future expectations, or investor confidence.
Real estate industry risk - These risks include among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and defaults by borrowers. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Code and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.
Currency risk - The risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Interest rate risk - The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.
Nondiversification risk - A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if it were fully diversified.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

How has Delaware Global Real Estate Securities Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, Institutional Class's highest quarterly return was 30.77% for the quarter ended June 30, 2009, and its lowest quarterly return was -30.34% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Global Real Estate Securities Fund	1 Year	Since Inception
Institutional After Taxes on Distibutions	15.95%	(9.77%)
Institutional After Taxes on Distibutions and Sale of Fund Shares	11.50%	(7.80%)
Institutional	17.73%	(8.39%)
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	20.40%	(7.30%)

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Institutional | Delaware Healthcare Fund
What is the Fund's investment objective?
Delaware Healthcare Fund seeks maximum long-term capital growth through capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Healthcare Fund		Institutional
Management Fees		0.85%
Distribution and service (12b-1) fees		none
Other Expenses		1.44%
Total annual fund operating expenses		2.29%
Fee waivers and expense reimbursements	[1]	(0.94%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.35%
[1]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.35% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Healthcare Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	137	625	1,140	2,553

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 199% of the average value of its portfolio.

What are the Fund's principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce, or distribute products or services related to the healthcare or medical industries and derive a substantial portion, that is, more than 50%, of their sales from products and services in the healthcare industry (80% policy). These products and services include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies, and healthcare information and service providers. The Fund invests in U.S. and non-U.S. companies across all market capitalizations. The Fund may, from time to time, invest a significant portion of its assets in non-U.S. companies. The Fund may also invest in companies located in emerging markets. The Fund's investment objective and 80% policy are nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.
Healthcare risk - The risk that the value of a fund's shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Currency risk - The risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Nondiversification risk - A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if it were fully diversified.
Futures and options risk - The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How has Delaware Healthcare Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past two calendar years. The table shows the average annual returns of the Institutional Class shares for the 1-year and lifetime periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would have been lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, Institutional Class's highest quarterly return was 22.95% for the quarter ended September 30, 2009 and its lowest quarterly return was -12.31% for the quarter ended June 30, 2010.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Healthcare Fund	1 Year	Since Inception
Institutional After Taxes on Distibutions	13.61%	13.86%
Institutional After Taxes on Distibutions and Sale of Fund Shares	10.43%	12.77%
Institutional	16.10%	17.17%
Russell 3000(R) Healthcare Index (reflects no deduction for fees, expenses, or taxes)	5.86%	(0.34%)

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Retail | Delaware Smid Cap Growth Fund
What is the Fund's investment objective?
Delaware Smid Cap Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Smid Cap Growth Fund	A	B		C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]
If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Smid Cap Growth Fund		A	B	C	R
Management Fees		0.74%	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.60%
Other Expenses	[1]	0.46%	0.46%	0.46%	0.46%
Total annual fund operating expenses		1.50%	2.20%	2.20%	1.80%
Fee waivers and expense reimbursements	[2]	(0.08%)	(0.08%)	(0.08%)	(0.18%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.42%	2.12%	2.12%	1.62%
[1]	"Other expenses" have been restated to reflect the Fund's share of the expenses associated with the reorganization of the Delaware Trend® Fund into the Fund.
[2]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.12% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended rate of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Smid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	711	1,014	1,339	2,256
B	615	955	1,397	2,351
C	315	680	1,172	2,528
R	165	549	958	2,101

Expense Example, No Redemption Delaware Smid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B	215	680	1,172	2,351
C	215	680	1,172	2,528

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 139% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. We particularly seek small- to mid-sized companies. For purposes of the Fund, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index. As of the latest reconstitution on Jun 25, 2010, the average market capitalization of a company in the Russell 2500 Growth Index was approximately  $1.232 billion and the median market capitalization was approximately  $720 million. The Index had a total market capitalization range of approximately  $12 million to  $9.105 billion.
Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% Policy). The Fund's 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.
Using a bottom-up approach, we seek to select securities of companies that we believe have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping us identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.
Company size risk - The risk that prices of small- and medium-sized companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines. Small company risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.
Limited number of stocks risk - The possibility that a single security's increase or decrease in value may have a greater impact on the fund's value and total return because the fund may hold larger positions in fewer securities than other funds.
Futures and options risk - The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Interest rate risk - The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Credit risk - The possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds rated below investment grade are particularly subject to this risk.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How has Delaware Smid Cap Growth Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance . Effective January 21, 2010, the Fund transitioned to invest primarily in common stocks of small-to-medium-sized, growth-oriented companies whose total market capitalization at the time of investment is within the range of the Russell 2500 Growth Index. Prior to this time, the Fund invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap® Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 23.28% for the quarter ended December 31, 2001 and its lowest quarterly return was -25.85% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Smid Cap Growth Fund	1 Year	5 Years	10 Years
A After Taxes on Distibutions	25.26%	3.52%	2.36%
A After Taxes on Distibutions and Sale of Fund Shares	18.00%	3.73%	2.43%
A	27.24%	4.83%	3.07%
B	27.24%	5.05%	3.11%
C	33.04%	5.29%	2.93%
R	34.68%	5.85%	9.37%
Russell 2500(R) Growth Index (reflects no deduction for fees, expenses, or taxes)	28.86%	5.63%	4.19%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Retail | Delaware Global Real Estate Securities Fund
What is the Fund's investment objective?
Delaware Global Real Estate Securities Fund seeks maximum long-term total return through a combination of current income and capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Global Real Estate Securities Fund	A	C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	If you redeem Class C shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 1.00%.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Global Real Estate Securities Fund		A	C	R
Management Fees		0.99%	0.99%	0.99%
Distribution and service (12b-1) fees		0.30%	1.00%	0.60%
Other Expenses		6.01%	6.01%	6.01%
Total annual fund operating expenses		7.30%	8.00%	7.60%
Fee waivers and expense reimbursements	[1]	(5.85%)	(5.80%)	(5.90%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.45%	2.20%	1.70%
[1]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Global Real Estate Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	714	2,106	3,435	6,500
C	323	1,819	3,320	6,697
R	173	1,702	3,154	6,464

Expense Example, No Redemption Delaware Global Real Estate Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
C	223	1,819	3,320	6,697

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 245% of the average value of its portfolio.

What are the Fund's principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate-related sectors (the 80% policy). The Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies in emerging markets countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the investment manager, in which case the Fund would invest at least 30% of its net assets in securities of non-U.S. issuers. This policy is in addition to the 80% policy. The Fund's investment objective and 80% policy will be nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investment not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that securities or industries in a certain market - like the stock or bond market - will decline in value because of economic conditions, future expectations, or investor confidence.
Real estate industry risk - These risks include among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and defaults by borrowers. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Code and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.
Currency risk - The risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Interest rate risk - The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.
Nondiversification risk - A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if it were fully diversified.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

How has Delaware Global Real Estate Securities Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 30.77% for the quarter ended June 30, 2009 and its lowest quarterly return was -30.34% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarters or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Global Real Estate Securities Fund	1 Year	Since Inception
A After Taxes on Distibutions	9.18%	(11.42%)
A After Taxes on Distibutions and Sale of Fund Shares	7.00%	(9.15%)
A	10.80%	(10.08%)
C		13.34%
R		13.77%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	20.40%	(7.30%)

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Retail | Delaware Healthcare Fund
What is the Fund's investment objective?
Delaware Healthcare Fund seeks maximum long-term capital growth through capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this statutory prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Healthcare Fund	A	C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	If you redeem Class C shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 1.00%.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Healthcare Fund		A	C	R
Management Fees		0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.30%	1.00%	0.60%
Other Expenses		1.44%	1.44%	1.44%
Total annual fund operating expenses		2.59%	3.29%	2.89%
Fee waivers and expense reimbursements	[1]	(0.99%)	(0.94%)	(1.04%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.60%	2.35%	1.85%
[1]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.35% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Healthcare Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	728	1,245	1,788	3,262
C	338	925	1,636	3,522
R	188	797	1,432	3,140

Expense Example, No Redemption Delaware Healthcare Fund (USD $)	1 Year	3 Years	5 Years	10 Years
C	238	925	1,636	3,522

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 199% of the average value of its portfolio.

What are the Fund's principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce, or distribute products or services related to the healthcare or medical industries and derive a substantial portion, that is, more than 50%, of their sales from products and services in the healthcare industry (80% policy). These products and services include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies, and healthcare information and service providers. The Fund invests in U.S. and non-U.S. companies across all market capitalizations. The Fund may, from time to time, invest a significant portion of its assets in non-U.S. companies. The Fund may also invest in companies located in emerging markets. The Fund's investment objective and 80% policy are nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.
Healthcare risk - The risk that the value of a fund's shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Currency risk - The risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Nondiversification risk - A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if it were fully diversified.
Futures and options risk - The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How has Delaware Healthcare Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 22.95% for the quarter ended September 30, 2009 and its lowest quarterly return was -12.50% for the quarter ended June 30, 2010. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highlest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Healthcare Fund	1 Year	Since Inception
A After Taxes on Distibutions	6.87%	11.76%
A After Taxes on Distibutions and Sale of Fund Shares	5.92%	10.90%
A	9.14%	14.98%
C		14.09%
R		14.60%
Russell 3000(R) Healthcare Index (reflects no deduction for fees, expenses, or taxes)	5.86%	(0.34%)

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Shareholder Fees	0 Months Ended
Feb. 15, 2011
Delaware Healthcare Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Delaware Healthcare Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
Delaware Healthcare Fund | R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Delaware Global Real Estate Securities Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Delaware Global Real Estate Securities Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
Delaware Global Real Estate Securities Fund | R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Delaware Smid Cap Growth Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Delaware Smid Cap Growth Fund | B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00%	[2]
Delaware Smid Cap Growth Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[2]
Delaware Smid Cap Growth Fund | R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none

[1]	If you redeem Class C shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 1.00%.
[2]
If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual Fund Operating Expenses	0 Months Ended
	Feb. 15, 2011
Delaware Healthcare Fund | A
Operating Expenses:
Management Fees	0.85%
Distribution and service (12b-1) fees	0.30%
Other Expenses	1.44%
Total annual fund operating expenses	2.59%
Fee waivers and expense reimbursements	(0.99%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.60%
Delaware Healthcare Fund | C
Operating Expenses:
Management Fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other Expenses	1.44%
Total annual fund operating expenses	3.29%
Fee waivers and expense reimbursements	(0.94%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.35%
Delaware Healthcare Fund | Institutional
Operating Expenses:
Management Fees	0.85%
Distribution and service (12b-1) fees	none
Other Expenses	1.44%
Total annual fund operating expenses	2.29%
Fee waivers and expense reimbursements	(0.94%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%
Delaware Healthcare Fund | R
Operating Expenses:
Management Fees	0.85%
Distribution and service (12b-1) fees	0.60%
Other Expenses	1.44%
Total annual fund operating expenses	2.89%
Fee waivers and expense reimbursements	(1.04%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.85%
Delaware Global Real Estate Securities Fund | A
Operating Expenses:
Management Fees	0.99%
Distribution and service (12b-1) fees	0.30%
Other Expenses	6.01%
Total annual fund operating expenses	7.30%
Fee waivers and expense reimbursements	(5.85%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.45%
Delaware Global Real Estate Securities Fund | C
Operating Expenses:
Management Fees	0.99%
Distribution and service (12b-1) fees	1.00%
Other Expenses	6.01%
Total annual fund operating expenses	8.00%
Fee waivers and expense reimbursements	(5.80%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.20%
Delaware Global Real Estate Securities Fund | Institutional
Operating Expenses:
Management Fees	0.99%
Distribution and service (12b-1) fees	none
Other Expenses	6.01%
Total annual fund operating expenses	7.00%
Fee waivers and expense reimbursements	(5.80%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
Delaware Global Real Estate Securities Fund | R
Operating Expenses:
Management Fees	0.99%
Distribution and service (12b-1) fees	0.60%
Other Expenses	6.01%
Total annual fund operating expenses	7.60%
Fee waivers and expense reimbursements	(5.90%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.70%
Delaware Smid Cap Growth Fund | A
Operating Expenses:
Management Fees	0.74%
Distribution and service (12b-1) fees	0.30%
Other Expenses	0.46%	[5]
Total annual fund operating expenses	1.50%
Fee waivers and expense reimbursements	(0.08%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.42%
Delaware Smid Cap Growth Fund | B
Operating Expenses:
Management Fees	0.74%
Distribution and service (12b-1) fees	1.00%
Other Expenses	0.46%	[5]
Total annual fund operating expenses	2.20%
Fee waivers and expense reimbursements	(0.08%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.12%
Delaware Smid Cap Growth Fund | C
Operating Expenses:
Management Fees	0.74%
Distribution and service (12b-1) fees	1.00%
Other Expenses	0.46%	[5]
Total annual fund operating expenses	2.20%
Fee waivers and expense reimbursements	(0.08%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.12%
Delaware Smid Cap Growth Fund | Institutional
Operating Expenses:
Management Fees	0.74%
Distribution and service (12b-1) fees	none
Other Expenses	0.46%	[5]
Total annual fund operating expenses	1.20%
Fee waivers and expense reimbursements	(0.08%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.12%
Delaware Smid Cap Growth Fund | R
Operating Expenses:
Management Fees	0.74%
Distribution and service (12b-1) fees	0.60%
Other Expenses	0.46%	[5]
Total annual fund operating expenses	1.80%
Fee waivers and expense reimbursements	(0.18%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.62%

[1]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.35% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

[2]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.35% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[3]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

[4]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[5]	"Other expenses" have been restated to reflect the Fund's share of the expenses associated with the reorganization of the Delaware Trend® Fund into the Fund.
[6]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.12% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended rate of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992.

[7]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.12% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Annual Total Returns	0 Months Ended
Feb. 15, 2011
Delaware Healthcare Fund | A
Bar Chart Table:
Annual Return 2008	(12.81%)
Annual Return 2009	61.31%
Annual Return 2010	15.84%
Delaware Healthcare Fund | Institutional
Bar Chart Table:
Annual Return 2008	(12.81%)
Annual Return 2009	61.13%
Annual Return 2010	16.10%
Delaware Global Real Estate Securities Fund | A
Bar Chart Table:
Annual Return 2008	(45.55%)
Annual Return 2009	29.78%
Annual Return 2010	17.59%
Delaware Global Real Estate Securities Fund | Institutional
Bar Chart Table:
Annual Return 2008	(45.55%)
Annual Return 2009	29.78%
Annual Return 2010	17.73%
Delaware Smid Cap Growth Fund | A
Bar Chart Table:
Annual Return 2001	(17.08%)
Annual Return 2002	(24.89%)
Annual Return 2003	39.14%
Annual Return 2004	12.17%
Annual Return 2005	9.98%
Annual Return 2006	4.97%
Annual Return 2007	12.28%
Annual Return 2008	(41.61%)
Annual Return 2009	44.49%
Annual Return 2010	35.03%
Delaware Smid Cap Growth Fund | Institutional
Bar Chart Table:
Annual Return 2001	(16.80%)
Annual Return 2002	(24.68%)
Annual Return 2003	39.54%
Annual Return 2004	12.49%
Annual Return 2005	10.33%
Annual Return 2006	5.25%
Annual Return 2007	12.68%
Annual Return 2008	(41.44%)
Annual Return 2009	44.89%
Annual Return 2010	35.43%

Average Annual Total Returns	0 Months Ended
Feb. 15, 2011
Delaware Healthcare Fund | A
Average Annual Return:
Label	(lifetime: 09/28/07-12/31/10)
1 Year	9.14%
Since Inception	14.98%
Delaware Healthcare Fund | A | After Taxes on Distibutions
Average Annual Return:
1 Year	6.87%
Since Inception	11.76%
Delaware Healthcare Fund | A | After Taxes on Distibutions and Sale of Fund Shares
Average Annual Return:
1 Year	5.92%
Since Inception	10.90%
Delaware Healthcare Fund | C
Average Annual Return:
Label	(lifetime: 01/28/10-12/31/10)
1 Year
Since Inception	14.09%
Delaware Healthcare Fund | Institutional
Average Annual Return:
1 Year	16.10%
Since Inception	17.17%
Delaware Healthcare Fund | Institutional | After Taxes on Distibutions
Average Annual Return:
1 Year	13.61%
Since Inception	13.86%
Delaware Healthcare Fund | Institutional | After Taxes on Distibutions and Sale of Fund Shares
Average Annual Return:
1 Year	10.43%
Since Inception	12.77%
Delaware Healthcare Fund | R
Average Annual Return:
Label	(lifetime: 01/28/10-12/31/10)
1 Year
Since Inception	14.60%
Delaware Healthcare Fund | Russell 3000(R) Healthcare Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.86%
Since Inception	(0.34%)
Delaware Global Real Estate Securities Fund | A
Average Annual Return:
Label	(lifetime: 09/28/07-12/31/10)
1 Year	10.80%
Since Inception	(10.08%)
Delaware Global Real Estate Securities Fund | A | After Taxes on Distibutions
Average Annual Return:
1 Year	9.18%
Since Inception	(11.42%)
Delaware Global Real Estate Securities Fund | A | After Taxes on Distibutions and Sale of Fund Shares
Average Annual Return:
1 Year	7.00%
Since Inception	(9.15%)
Delaware Global Real Estate Securities Fund | C
Average Annual Return:
Label	(lifetime: 7/30/10-12/31/10)
1 Year
Since Inception	13.34%
Delaware Global Real Estate Securities Fund | Institutional
Average Annual Return:
1 Year	17.73%
Since Inception	(8.39%)
Delaware Global Real Estate Securities Fund | Institutional | After Taxes on Distibutions
Average Annual Return:
1 Year	15.95%
Since Inception	(9.77%)
Delaware Global Real Estate Securities Fund | Institutional | After Taxes on Distibutions and Sale of Fund Shares
Average Annual Return:
1 Year	11.50%
Since Inception	(7.80%)
Delaware Global Real Estate Securities Fund | R
Average Annual Return:
Label	(lifetime: 7/30/10-12/31/10)
1 Year
Since Inception	13.77%
Delaware Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	20.40%
Since Inception	(7.30%)
Delaware Smid Cap Growth Fund | A
Average Annual Return:
1 Year	27.24%
5 Years	4.83%
10 Years	3.07%
Delaware Smid Cap Growth Fund | A | After Taxes on Distibutions
Average Annual Return:
1 Year	25.26%
5 Years	3.52%
10 Years	2.36%
Delaware Smid Cap Growth Fund | A | After Taxes on Distibutions and Sale of Fund Shares
Average Annual Return:
1 Year	18.00%
5 Years	3.73%
10 Years	2.43%
Delaware Smid Cap Growth Fund | B
Average Annual Return:
1 Year	27.24%
5 Years	5.05%
10 Years	3.11%
Delaware Smid Cap Growth Fund | C
Average Annual Return:
1 Year	33.04%
5 Years	5.29%
10 Years	2.93%
Delaware Smid Cap Growth Fund | Institutional
Average Annual Return:
1 Year	35.43%
5 Years	6.39%
10 Years	3.99%
Delaware Smid Cap Growth Fund | Institutional | After Taxes on Distibutions
Average Annual Return:
1 Year	33.46%
5 Years	5.17%
10 Years	3.34%
Delaware Smid Cap Growth Fund | Institutional | After Taxes on Distibutions and Sale of Fund Shares
Average Annual Return:
1 Year	23.31%
5 Years	5.11%
10 Years	3.26%
Delaware Smid Cap Growth Fund | R
Average Annual Return:
1 Year	34.68%
5 Years	5.85%
10 Years	9.37%
Delaware Smid Cap Growth Fund | Russell 2500(R) Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	28.86%
5 Years	5.63%
10 Years	4.19%

Market Index Performance	0 Months Ended
Feb. 15, 2011
S000018873 Member | Russell 3000(R) Healthcare Index (reflects no deduction for fees, expenses, or taxes)
1 Year	5.86%
Since Inception	(0.34%)
S000018872 Member | FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
1 Year	20.40%
Since Inception	(7.30%)
S000003914 Member | Russell 2500(R) Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	28.86%
5 Years	5.63%
10 Years	4.19%

Label	Element	Value	Value	Value	Value		Value	Value	Value		Value		Value	Value	Value		Value	Value	Value		Value	Value	Value		Value		Value	Value	Value		Value	Value	Value		Value	Value	Value		Value		Value		Value	Value	Value		Value	Value	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP EQUITY FUNDS IV
Central Index Key	dei_EntityCentralIndexKey	0000778108
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Objective [Heading]	rr_ObjectiveHeading																																											What is the Fund's investment objective?	What is the Fund's investment objective?	What is the Fund's investment objective?	What is the Fund's investment objective?	What is the Fund's investment objective?	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock																																											Delaware Healthcare Fund seeks maximum long-term capital growth through capital appreciation.	Delaware Global Real Estate Securities Fund seeks maximum long-term total return through a combination of current income and capital appreciation.	Delaware Smid Cap Growth Fund seeks long-term capital appreciation.	Delaware Healthcare Fund seeks maximum long-term capital growth through capital appreciation.	Delaware Global Real Estate Securities Fund seeks maximum long-term total return through a combination of current income and capital appreciation.	Delaware Smid Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading																																											What are the Fund's fees and expenses?	What are the Fund's fees and expenses?	What are the Fund's fees and expenses?	What are the Fund's fees and expenses?	What are the Fund's fees and expenses?	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock																																											The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this statutory prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption																																														Shareholder fees (fees paid directly from your investment)	Shareholder fees (fees paid directly from your investment)	Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice			5.75%				none						none			5.75%				none						none			5.75%				none		none						none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice			none				1.00%	[1]					none			none				1.00%	[1]					none			none				4.00%	[2]	1.00%	[2]					none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption																																											Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets			0.85%				0.85%		0.85%				0.85%			0.99%				0.99%		0.99%				0.99%			0.74%				0.74%		0.74%		0.74%				0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets			0.30%				1.00%		none				0.60%			0.30%				1.00%		none				0.60%			0.30%				1.00%		1.00%		none				0.60%
Other Expenses	rr_OtherExpensesOverAssets			1.44%				1.44%		1.44%				1.44%			6.01%				6.01%		6.01%				6.01%			0.46%	[3]			0.46%	[3]	0.46%	[3]	0.46%	[3]			0.46%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets			2.59%				3.29%		2.29%				2.89%			7.30%				8.00%		7.00%				7.60%			1.50%				2.20%		2.20%		1.20%				1.80%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets			(0.99%)	[4]			(0.94%)	[4]	(0.94%)	[5]			(1.04%)	[4]		(5.85%)	[6]			(5.80%)	[6]	(5.80%)	[7]			(5.90%)	[6]		(0.08%)	[8]			(0.08%)	[8]	(0.08%)	[8]	(0.08%)	[9]			(0.18%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets			1.60%				2.35%		1.35%				1.85%			1.45%				2.20%		1.20%				1.70%			1.42%				2.12%		2.12%		1.12%				1.62%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading																																											Portfolio turnover	Portfolio turnover	Portfolio turnover	Portfolio turnover	Portfolio turnover	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 199% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 245% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 139% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 199% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 245% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 139% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading																																											Example	Example	Example	Example	Example	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01			728				$ 338		137				188			714				323		122				$ 173			$ 711				615		315		$ 5,208				165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03			1,245				925		625				797			2,106				1,819		1,547				1,702			1,014				955		680		5,191				549
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05			1,788				1,636		1,140				1,432			3,435				3,320		2,914				3,154			1,339				1,397		1,172		5,172				958
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10			3,262				3,522		2,553				3,140			6,500				6,697		6,102				6,464			2,256				2,351		2,528		5,118				2,101
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01							238													223													215		215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03							925													1,819													680		680
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05							1,636													3,320													1,172		1,172
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10							$ 3,522													6,697													2,351		2,528
Strategy [Heading]	rr_StrategyHeading																																											What are the Fund's principal investment strategies?	What are the Fund's principal investment strategies?	What are the Fund's principal investment strategies?	What are the Fund's principal investment strategies?	What are the Fund's principal investment strategies?	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce, or distribute products or services related to the healthcare or medical industries and derive a substantial portion, that is, more than 50%, of their sales from products and services in the healthcare industry (80% policy). These products and services include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies, and healthcare information and service providers. The Fund invests in U.S. and non-U.S. companies across all market capitalizations. The Fund may, from time to time, invest a significant portion of its assets in non-U.S. companies. The Fund may also invest in companies located in emerging markets. The Fund's investment objective and 80% policy are nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate-related sectors (the 80% policy). The Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies in emerging markets countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the investment manager, in which case the Fund would invest at least 30% of its net assets in securities of non-U.S. issuers. This policy is in addition to the 80% policy. The Fund's investment objective and 80% policy will be nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

The Fund invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. We particularly seek small- to mid-sized companies. For purposes of the Fund, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index. As of the latest reconstitution on Jun 25, 2010, the average market capitalization of a company in the Russell 2500 Growth Index was approximately  $1.232 billion and the median market capitalization was approximately  $720 million. The Index had a total market capitalization range of approximately  $12 million to  $9.105 billion.
Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% Policy). The Fund's 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.
Using a bottom-up approach, we seek to select securities of companies that we believe have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping us identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock.

Under normal circumstances, the Fund will invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce, or distribute products or services related to the healthcare or medical industries and derive a substantial portion, that is, more than 50%, of their sales from products and services in the healthcare industry (80% policy). These products and services include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies, and healthcare information and service providers. The Fund invests in U.S. and non-U.S. companies across all market capitalizations. The Fund may, from time to time, invest a significant portion of its assets in non-U.S. companies. The Fund may also invest in companies located in emerging markets. The Fund's investment objective and 80% policy are nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate-related sectors (the 80% policy). The Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies in emerging markets countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the investment manager, in which case the Fund would invest at least 30% of its net assets in securities of non-U.S. issuers. This policy is in addition to the 80% policy. The Fund's investment objective and 80% policy will be nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

The Fund invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. We particularly seek small- to mid-sized companies. For purposes of the Fund, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index. As of the latest reconstitution on Jun 25, 2010, the average market capitalization of a company in the Russell 2500 Growth Index was approximately  $1.232 billion and the median market capitalization was approximately  $720 million. The Index had a total market capitalization range of approximately  $12 million to  $9.105 billion.
Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% Policy). The Fund's 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.
Using a bottom-up approach, we seek to select securities of companies that we believe have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping us identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock.

Risk [Heading]	rr_RiskHeading																																											What are the principal risks of investing in the Fund?	What are the principal risks of investing in the Fund?	What are the principal risks of investing in the Fund?	What are the principal risks of investing in the Fund?	What are the principal risks of investing in the Fund?	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.
Healthcare risk - The risk that the value of a fund's shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Currency risk - The risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Nondiversification risk - A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if it were fully diversified.
Futures and options risk - The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investment not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that securities or industries in a certain market - like the stock or bond market - will decline in value because of economic conditions, future expectations, or investor confidence.
Real estate industry risk - These risks include among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and defaults by borrowers. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Code and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.
Currency risk - The risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Interest rate risk - The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.
Nondiversification risk - A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if it were fully diversified.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.
Company size risk - The risk that prices of small- and medium-sized companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines. Small company risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.
Limited number of stocks risk - The possibility that a single security's increase or decrease in value may have a greater impact on the fund's value and total return because the fund may hold larger positions in fewer securities than other funds.
Futures and options risk - The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Interest rate risk - The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Credit risk - The possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds rated below investment grade are particularly subject to this risk.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.
Healthcare risk - The risk that the value of a fund's shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Currency risk - The risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Nondiversification risk - A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if it were fully diversified.
Futures and options risk - The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investment not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that securities or industries in a certain market - like the stock or bond market - will decline in value because of economic conditions, future expectations, or investor confidence.
Real estate industry risk - These risks include among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and defaults by borrowers. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Code and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.
Currency risk - The risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Interest rate risk - The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.
Nondiversification risk - A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if it were fully diversified.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.
Company size risk - The risk that prices of small- and medium-sized companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines. Small company risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.
Limited number of stocks risk - The possibility that a single security's increase or decrease in value may have a greater impact on the fund's value and total return because the fund may hold larger positions in fewer securities than other funds.
Futures and options risk - The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Interest rate risk - The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Credit risk - The possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds rated below investment grade are particularly subject to this risk.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading																																											How has Delaware Healthcare Fund performed?	How has Delaware Global Real Estate Securities Fund performed?	How has Delaware Smid Cap Growth Fund performed?	How has Delaware Healthcare Fund performed?	How has Delaware Global Real Estate Securities Fund performed?	How has Delaware Smid Cap Growth Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past two calendar years. The table shows the average annual returns of the Institutional Class shares for the 1-year and lifetime periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would have been lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past 10 calendar years. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.
Effective January 21, 2010, the Fund transitioned to invest primarily in common stocks of small-to-medium-sized, growth-oriented companies whose total market capitalization at the time of investment is within the range of the Russell 2500 Growth Index. Prior to this time, the Fund invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap® Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance . Effective January 21, 2010, the Fund transitioned to invest primarily in common stocks of small-to-medium-sized, growth-oriented companies whose total market capitalization at the time of investment is within the range of the Russell 2500 Growth Index. Prior to this time, the Fund invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap® Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Bar Chart [Heading]	rr_BarChartHeading																																											Year-by-year total return (Institutional Class)	Year-by-year total return (Institutional Class)	Year-by-year total return (Institutional Class)	Year-by-year total return (Class A)	Year-by-year total return (Class A)	Year-by-year total return (Class A)
Annual Return 2001	rr_AnnualReturn2001																													(17.08%)								(16.80%)
Annual Return 2002	rr_AnnualReturn2002																													(24.89%)								(24.68%)
Annual Return 2003	rr_AnnualReturn2003																													39.14%								39.54%
Annual Return 2004	rr_AnnualReturn2004																													12.17%								12.49%
Annual Return 2005	rr_AnnualReturn2005																													9.98%								10.33%
Annual Return 2006	rr_AnnualReturn2006																													4.97%								5.25%
Annual Return 2007	rr_AnnualReturn2007																													12.28%								12.68%
Annual Return 2008	rr_AnnualReturn2008			(12.81%)						(12.81%)							(45.55%)						(45.55%)							(41.61%)								(41.44%)
Annual Return 2009	rr_AnnualReturn2009			61.31%						61.13%							29.78%						29.78%							44.49%								44.89%
Annual Return 2010	rr_AnnualReturn2010			15.84%						16.10%							17.59%						17.73%							35.03%								35.43%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, Institutional Class's highest quarterly return was 22.95% for the quarter ended September 30, 2009 and its lowest quarterly return was -12.31% for the quarter ended June 30, 2010.

During the periods illustrated in this bar chart, Institutional Class's highest quarterly return was 30.77% for the quarter ended June 30, 2009, and its lowest quarterly return was -30.34% for the quarter ended December 31, 2008.

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 23.43% for the quarter ended December 31, 2001 and its lowest quarterly return was -25.76% for the quarter ended December 31, 2008.

During the periods illustrated in this bar chart, Class A's highest quarterly return was 22.95% for the quarter ended September 30, 2009 and its lowest quarterly return was -12.50% for the quarter ended June 30, 2010. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highlest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown.

During the periods illustrated in this bar chart, Class A's highest quarterly return was 30.77% for the quarter ended June 30, 2009 and its lowest quarterly return was -30.34% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarters or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

During the periods illustrated in this bar chart, Class A's highest quarterly return was 23.28% for the quarter ended December 31, 2001 and its lowest quarterly return was -25.85% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading																																											Average annual total returns for periods ended December 31, 2010	Average annual total returns for periods ended December 31, 2010	Average annual total returns for periods ended December 31, 2010	Average annual total returns for periods ended December 31, 2010	Average annual total returns for periods ended December 31, 2010	Average annual total returns for periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Label	rr_AverageAnnualReturnLabel			(lifetime: 09/28/07-12/31/10)				(lifetime: 01/28/10-12/31/10)						(lifetime: 01/28/10-12/31/10)			(lifetime: 09/28/07-12/31/10)				(lifetime: 7/30/10-12/31/10)						(lifetime: 7/30/10-12/31/10)
1 Year	rr_AverageAnnualReturnYear01		5.86%	9.14%		6.87%	5.92%			16.10%		13.61%	10.43%			20.40%	10.80%		9.18%	7.00%			17.73%		15.95%	11.50%			28.86%	27.24%		25.26%	18.00%	27.24%		33.04%		35.43%		33.46%	23.31%	34.68%
5 Years	rr_AverageAnnualReturnYear05																												5.63%	4.83%		3.52%	3.73%	5.05%		5.29%		6.39%		5.17%	5.11%	5.85%
10 Years	rr_AverageAnnualReturnYear10																												4.19%	3.07%		2.36%	2.43%	3.11%		2.93%		3.99%		3.34%	3.26%	9.37%
Since Inception	rr_AverageAnnualReturnSinceInception		(0.34%)	14.98%		11.76%	10.90%	14.09%		17.17%		13.86%	12.77%	14.60%		(7.30%)	(10.08%)		(11.42%)	(9.15%)	13.34%		(8.39%)		(9.77%)	(7.80%)	13.77%

[1]	If you redeem Class C shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 1.00%.
[2]
If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

[3]	"Other expenses" have been restated to reflect the Fund's share of the expenses associated with the reorganization of the Delaware Trend® Fund into the Fund.
[4]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.35% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

[5]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.35% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[6]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

[7]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[8]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.12% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended rate of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992.

[9]
The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.12% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.